Reconciliation of carrying amount (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Cost		R$ 73,479,063		R$ 68,794,058		R$ 60,853,474
Accumulated depreciation		(36,253,933)		(32,864,909)		(28,538,293)
Beginning balance		35,929,149	[1]	32,315,181
Acquisitions		3,552,134		2,674,315
Capitalized financial charges		192,207		252,427
Cost		1,521,854		5,395,660
Depreciation		(418,433)		(1,358,675)
Transfers to inventory		(16,838)		22,806
Transfers to intangible		(65,422)		(40,992)
Cost		(486,958)		(363,664)
Depreciation		396,379		336,689
Depreciation and amortization		(3,377,241)		(3,304,598)
Net book value		37,225,130		35,929,149
Transfers to "non-current assets held for sale"		(1,701)
Ending balance		37,225,130	[1]	35,929,149	[1]	32,315,181
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost		687,764		683,031		613,807
Beginning balance		683,031		613,807
Cost		17,046		69,244
Transfers by concluded projects		244
Cost		(10,856)		(20)
Net book value		687,764		683,031
Transfers to "non-current assets held for sale"		(1,701)
Ending balance		687,764		683,031		613,807
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost		8,591,020		8,281,424		7,064,972
Accumulated depreciation		(3,409,532)		(3,159,185)		(2,492,705)
Beginning balance		5,122,239		4,572,267
Acquisitions		338		590
Cost		287,866		1,132,817
Depreciation		(88,406)		(314,092)
Transfers by concluded projects		13,965		105,702
Transfers to inventory		31,495
Cost		9,723		(22,657)
Depreciation		168		20,299
Depreciation and amortization		(195,900)		(372,687)
Net book value		5,181,488		5,122,239
Ending balance		5,181,488		5,122,239		4,572,267
Machinery and facilities member
Disclosure of detailed information about property, plant and equipment [line items]
Cost		57,535,343		53,401,832		44,439,196
Accumulated depreciation		(31,126,351)		(28,268,867)		(24,789,920)
Beginning balance		25,132,965		19,649,276
Acquisitions		160,297		60,130
Cost		1,118,655		2,982,072
Depreciation		(313,267)		(997,664)
Transfers by concluded projects		3,207,833		6,248,845
Transfers to inventory		(11,673)
Cost		(353,274)		(328,411)
Depreciation		387,005		305,759
Depreciation and amortization		(3,038,176)		(2,787,042)
Net book value		26,408,992		25,132,965
Transfers to "non-current assets held for sale"		(2)
Disposals property plant and equipment transfer others		118,629
Ending balance		26,408,992		25,132,965		19,649,276
Projects and stoppage in progress member
Disclosure of detailed information about property, plant and equipment [line items]
Cost	[2]	4,449,433		4,389,105		7,009,473
Accumulated depreciation		(40,095)
Beginning balance	[2]	4,389,105		7,009,473
Acquisitions	[2]	3,388,078		2,609,565
Capitalized financial charges	[2]	192,207		252,427
Cost	[2]	74,428		1,136,671
Transfers by concluded projects	[2]	(3,412,665)		(6,542,755)
Transfers to inventory	[2]	(16,838)		(53,903)
Transfers to intangible	[2]	(73,397)		(22,373)
Cost	[2]	(91,485)
Net book value	[2]	4,409,338		4,389,105
Disposals property plant and equipment transfer others		(40,095)
Ending balance	[2]	4,409,338		4,389,105		7,009,473
Other member
Disclosure of detailed information about property, plant and equipment [line items]
Cost		2,215,503		2,038,666		1,726,026
Accumulated depreciation		(1,677,954)		(1,436,857)		(1,255,668)
Beginning balance		601,809		470,358
Acquisitions		3,421		4,030
Cost		23,859		74,856
Depreciation		(16,760)		(46,919)
Transfers by concluded projects		190,623		188,208
Transfers to inventory				76,709
Transfers to intangible		(11,847)		(18,619)
Cost		(41,066)		(12,576)
Depreciation		9,206		10,631
Depreciation and amortization		(143,164)		(144,869)
Net book value		537,549		601,809
Transfers to "non-current assets held for sale"		2
Disposals property plant and equipment transfer others		(78,534)
Ending balance		R$ 537,549		R$ 601,809		R$ 470,358

[1]	Adjustment corresponding to the capitalization of a portion of financial charges of the above-mentioned loan.
[2]	As of December 31, 2021, the amounts recorded under this item corresponded to expenses with scheduled shutdowns in Brazil and at overseas plants in the amount of R$ 1,473,396 (2020: R$924,747), capitalized financial charges in the amount of R$237,519 (2020: R$233,963), inventories of spare parts in the amount of R$534,875 (2020: R$405,497), strategic projects ongoing in Brazil in the amount of R$351,657 (2020: R$256,873) and in Braskem America in the amount of R$136,342 (2020: R$313,080). The remainder corresponds mainly to various projects for maintaining the production capacity of plants.